Interest, advances, promissory notes payable and loan payable (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Advances Promissory Notes Payable And Loan Payable
Interest Payable begining balance	$ 4,110,647	$ 3,575,326
Reclassified from promissory notes payable		10,985
Interest incurred on promissory notes payable	542,834	527,336
Interest payable retired through issuance of shares		(3,000)
Transferred from lines of credit interest	9,250
Interest Payable begining balance	$ 4,662,731	$ 4,110,647